Exhibit 99.1

Navient Student Loan Trust 2015-1

Monthly Servicing Report

Distribution Date 05/28/2024

Collection Period 04/01/2024 - 04/30/2024

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Wells Fargo - Indenture Trustee

Wells Fargo Bank, National Association - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	02/26/2015	03/31/2024	04/30/2024
	Principal Balance	$968,675,662.97	$331,341,152.82	$325,429,461.82
	Interest to be Capitalized Balance	8,452,423.99	3,536,423.34	3,476,601.10
	Pool Balance	$977,128,086.96	$334,877,576.16	$328,906,062.92
	Specified Reserve Account Balance	16,379,916.00	- N/A -	- N/A -
	Adjusted Pool (1)	$993,508,002.96	$334,877,576.16	$328,906,062.92
	Weighted Average Coupon (WAC)	6.11%	6.73%	6.73%
	Number of Loans	155,605	36,701	35,915
	Aggregate Outstanding Principal Balance - Tbill		$45,432,079.70	$44,682,538.68
	Aggregate Outstanding Principal Balance - SOFR		$289,445,496.46	$284,223,524.24
	Pool Factor		0.337332622	0.331317331
	Since Issued Constant Prepayment Rate		(2.35)%	(2.38)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	04/25/2024	05/28/2024
	A2	63939FAB6	$303,320,770.91	$297,478,292.86
	B	63939FAC4	$26,700,000.00	$26,700,000.00

C	Account Balances	04/25/2024	05/28/2024
	Reserve Account Balance	$992,722.00	$992,722.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$16,714.01	$24,660.10
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	04/25/2024	05/28/2024
	Adjusted Pool Balance + Supplemental Loan Purchase	$334,877,576.16	$328,906,062.92
	Total Notes	$330,020,770.91	$324,178,292.86
	Difference	$4,856,805.25	$4,727,770.06
	Parity Ratio	1.01472	1.01458

Page 2 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

II.	Trust Activity 04/01/2024 through 04/30/2024

A	Student Loan Principal Receipts
	Borrower Principal	758,972.77
	Guarantor Principal	2,008,683.98
	Consolidation Activity Principal	4,057,726.82
	Seller Principal Reimbursement	45.22
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	59,818.10
	Other Principal Deposits	-
	Total Principal Receipts	$6,885,246.89
B	Student Loan Interest Receipts
	Borrower Interest	406,813.70
	Guarantor Interest	190,855.51
	Consolidation Activity Interest	344,651.40
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	7,487.23
	Rejected Claim Repurchased Interest	7,176.88
	Other Interest Deposits	29,498.15
	Total Interest Receipts	$986,482.87
C	Reserves in Excess of Requirement	-
D	Investment Income	$45,962.77
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	-
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	$(123,581.84)
	Floor Income Rebate Fees to Dept. of Education	-
	Funds Allocated to the Floor Income Rebate Account	$(7,946.09)
M	AVAILABLE FUNDS	$7,786,164.60
N	Non-Cash Principal Activity During Collection Period	$(973,555.89)
O	Non-Reimbursable Losses During Collection Period	$24,525.03
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	66,994.98
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

III.	2015-1 Portfolio Characteristics

		04/30/2024				03/31/2024
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.99%	26	$141,365.60	0.043%	6.99%	29	$146,862.93	0.044%
	GRACE	6.81%	23	$121,808.99	0.037%	6.81%	20	$116,359.99	0.035%
	DEFERMENT	6.76%	2,247	$16,501,244.95	5.071%	6.75%	2,381	$17,516,075.21	5.286%

REPAYMENT:	CURRENT	6.64%	23,004	$199,637,431.00	61.346%	6.67%	23,800	$205,019,070.71	61.876%
	31-60 DAYS DELINQUENT	6.85%	1,615	$15,826,880.14	4.863%	6.57%	1,188	$13,238,789.52	3.996%
	61-90 DAYS DELINQUENT	6.58%	775	$8,882,661.46	2.730%	6.78%	901	$9,958,308.81	3.005%
	91-120 DAYS DELINQUENT	6.81%	643	$6,883,293.09	2.115%	6.78%	505	$4,915,780.05	1.484%
	> 120 DAYS DELINQUENT	6.99%	1,448	$15,105,065.33	4.642%	7.00%	1,569	$16,789,573.79	5.067%

	FORBEARANCE	6.92%	5,628	$57,410,606.10	17.641%	6.89%	5,737	$58,497,650.05	17.655%
	CLAIMS IN PROCESS	6.94%	506	$4,919,105.16	1.512%	6.86%	569	$5,097,327.75	1.538%
	AGED CLAIMS REJECTED	0.00%	0	-	0.000%	5.75%	2	$45,354.01	0.014%
TOTAL			35,915	$325,429,461.82	100.00%		36,701	$331,341,152.82	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

IV.	2015-1 Portfolio Characteristics (cont’d)

	04/30/2024	03/31/2024
Pool Balance	$328,906,062.92	$334,877,576.16
Outstanding Borrower Accrued Interest	$14,574,445.96	$14,781,852.05
Borrower Accrued Interest to be Capitalized	$3,476,601.10	$3,536,423.34
Borrower Accrued Interest >30 Days Delinquent	$1,950,272.63	$1,995,332.36
Total # Loans	35,915	36,701
Total # Borrowers	15,751	16,115
Weighted Average Coupon	6.73%	6.73%
Weighted Average Remaining Term	194.61	194.54
Non-Reimbursable Losses	$24,525.03	$13,362.66
Cumulative Non-Reimbursable Losses	$5,258,762.68	$5,234,237.65
Since Issued Constant Prepayment Rate (CPR)	-2.38%	-2.35%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	$66,994.98	-
Cumulative Rejected Claim Repurchases	$405,329.34	$338,334.36
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	$205,820.88	$166,358.39
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$998,698.10	$1,147,351.16
Borrower Interest Accrued	$1,739,322.93	$1,828,392.82
Interest Subsidy Payments Accrued	$60,497.63	$66,810.06
Special Allowance Payments Accrued	$360,212.74	$377,127.25

Page 5 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

V.	2015-1 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- GSL (1) - Subsidized	6.88%	16,056	74,431,152.08	22.872%
	- GSL - Unsubsidized	6.94%	13,506	101,233,551.90	31.108%
	- PLUS (2) Loans	8.50%	569	11,569,475.73	3.555%
	- SLS (3) Loans	8.42%	45	324,907.00	0.100%
	- Consolidation Loans	6.34%	5,739	137,870,375.11	42.366%
	Total	6.73%	35,915	$325,429,461.82	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
	- Four Year	7.03%	24,392	160,808,298.44	49.414%
	- Two Year	6.91%	4,717	21,755,011.01	6.685%
	- Technical	6.98%	1,065	5,021,739.38	1.543%
	- Other	6.34%	5,741	137,844,412.99	42.358%
	Total	6.73%	35,915	$325,429,461.82	100.000%

*	Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

VI.	2015-1 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$7,786,164.60
A	Trustee Fees	$12,500.00	$7,773,664.60
B	Primary Servicing Fee	$73,915.71	$7,699,748.89
C	Administration Fee	$6,667.00	$7,693,081.89
D	Class A Noteholders’ Interest Distribution Amount	$1,680,637.20	$6,012,444.69
E	Class B Noteholders’ Interest Distribution Amount	$169,966.64	$5,842,478.05
F	Reserve Account Reinstatement	-	$5,842,478.05
G	Class A Noteholders’ Principal Distribution Amount	$5,842,478.05	-
H	Class B Noteholders’ Principal Distribution Amount	-	-
I	Unpaid Expenses of The Trustees	-	-
J	Carryover Servicing Fee	-	-
K	Remaining Amounts to the Noteholders after the first auction date	-	-
L	Excess Distribution Certificateholder	-	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$325,429,461.82
B	Interest to be Capitalized	$3,476,601.10
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$992,722.00
E	Less: Specified Reserve Account Balance	$(992,722.00)
F	Total	$328,906,062.92
G	Class A Notes Outstanding (after application of available funds)	$297,478,292.86
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

VII.	2015-1 Distributions

Distribution Amounts

	A2	B
Cusip/Isin	63939FAB6	63939FAC4
Beginning Balance	$303,320,770.91	$26,700,000.00
Index	SOFR	SOFR
Spread/Fixed Rate	0.60%	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	4/25/2024	4/25/2024
Accrual Period End	5/28/2024	5/28/2024
Daycount Fraction	0.09166667	0.09166667
Interest Rate*	6.04450%	6.94450%
Accrued Interest Factor	0.005540792	0.006365792
Current Interest Due	$1,680,637.20	$169,966.64
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,680,637.20	$169,966.64
Interest Paid	$1,680,637.20	$169,966.64
Interest Shortfall	-	-
Principal Paid	$5,842,478.05	-
Ending Principal Balance	$297,478,292.86	$26,700,000.00
Paydown Factor	0.009278193	0.000000000
Ending Balance Factor	0.472412725	1.000000000

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024

VIII.	2015-1 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$330,020,770.91
	Adjusted Pool Balance	$328,906,062.92
	Overcollateralization Amount	$4,933,590.94
	Principal Distribution Amount	$6,048,298.93
	Principal Distribution Amount Paid	$5,842,478.05

B	Reserve Account Reconciliation
	Beginning Period Balance	$992,722.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$992,722.00
	Required Reserve Acct Balance	$992,722.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$992,722.00

C	Floor Income Rebate Account
	Beginning Period Balance	$16,714.01
	Deposits for the Period	$7,946.09
	Release to Collection Account	-
	Ending Balance	$24,660.10

D	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2015-1 Monthly Servicing Report: Collection Period 04/01/2024 - 04/30/2024, Distribution Date 05/28/2024